Equity (Details) $ / shares in Units, $ / shares in Units, ¥ in Thousands																	12 Months Ended
		Jul. 23, 2024 $ / shares shares	Jan. 05, 2024 $ / shares shares	Dec. 14, 2023 USD ($) $ / shares shares	Oct. 05, 2023 shares	Aug. 01, 2023 USD ($) $ / shares shares	Jul. 10, 2023 shares	Aug. 04, 2022 $ / shares shares	May 04, 2022 $ / shares	Nov. 09, 2021 $ / shares shares	Sep. 01, 2021 $ / shares shares	May 21, 2021 $ / shares shares	Apr. 14, 2020 USD ($)	Mar. 30, 2020 USD ($) shares	Sep. 27, 2019 $ / shares shares	Jul. 10, 2018 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 shares		Jul. 15, 2025 $ / shares shares	May 12, 2025 $ / shares shares	Apr. 08, 2025 $ / shares shares	Jan. 17, 2025 $ / shares shares	Dec. 09, 2024 $ / shares shares	Nov. 15, 2024 $ / shares shares	Nov. 13, 2024 shares	Sep. 16, 2024 $ / shares shares	Mar. 19, 2024 $ / shares shares	Aug. 23, 2023 $ / shares	Dec. 31, 2022 shares	Nov. 10, 2022 $ / shares	Nov. 10, 2022 CNY (¥) shares	Jun. 29, 2022 USD ($) $ / shares shares	Feb. 19, 2021 $ / shares shares	Jan. 08, 2021 $ / shares	Jan. 04, 2021 shares	Dec. 31, 2020 shares	Mar. 26, 2020 USD ($)	Mar. 19, 2020 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares
Equity [Line Items]
Shares authorized (in Shares) | shares																	200,000,000		200,000,000
Ordinary shares par value | $ / shares																	$ 0.06		$ 0.06
Ordinary shares issued (in Shares) | shares																	9,516,975		6,434,040
Investment (in Dollars) | $																																									$ 6,000	$ 4,000	$ 6,000
Investment finance cos (in Dollars) | $														$ 6,000
Termination cost (in Dollars) | $														$ 12,000
Purchase of ordinary shares outstanding (in Shares) | shares														3,050,701
Purchase price | $ / shares																	$ 90
Ordinary shares, value (in Yuan Renminbi) | $																	$ 553,000		$ 368,000
Exercise price of warrants | $ / shares																																					$ 2.5	$ 1.4
Ordinary shares, outstanding (in Shares) | shares																	9,516,975		6,434,040
Warrants outstanding (in Shares) | shares																																								12,705,000
Exercise of warrants (in Shares) | shares																																					336,001
Outstanding warrants percentage																	55.50%
Net proceed from issuance of warrant (in Dollars) | $																	$ 5,730,000
Reduced exercise price | $ / shares												$ 1
Warrants price per share | $ / shares																	$ 345
Number of trading days																	20 years
Preceding trading days																	30 years
Expiration term								Aug. 09, 2027
Pre-Funded Warrant [Member]
Equity [Line Items]
Offered shares (in Shares) | shares											177,500,000
Ordinary shares issued (in Shares) | shares								1,470,475
Purchase price | $ / shares											$ 0.2999
Purchase price per share | $ / shares											$ 0.0001
Warrants to purchase (in Shares) | shares											177,500,000																1,620,000
Exercise price of warrants | $ / shares								$ 0.001			$ 0.0001																$ 7.999
Beneficially owning percentage											4.99%
Election of holder percentage											9.99%
Warrant [Member]
Equity [Line Items]
Price per share | $ / shares																	$ 1
Warrants to purchase (in Shares) | shares																	2,629,812
Gross proceeds (in Dollars) | $																	$ 6,192,286.8
Exercise of warrants (in Shares) | shares																	4,423,062
Warrants price per share | $ / shares																	$ 9
Investor Warrants [Member]
Equity [Line Items]
Ordinary shares issued (in Shares) | shares								21,428,572
Exercise price of warrants | $ / shares								$ 0.7
Public Warrants [Member]
Equity [Line Items]
Reduced exercise price | $ / shares																	0.7
Warrants price per share | $ / shares																	$ 345
Ordinary Shares [Member]
Equity [Line Items]
Shares authorized (in Shares) | shares															500,000,000		500,000,000
Ordinary shares par value | $ / shares															$ 0.0001		$ 0.06						$ 0.06
Ordinary shares vote															one
Offered shares (in Shares) | shares								1,470,475			22,500,000	40,000,000					2,439,935	[1]	4,336,505	[1]	1,053,526	[1]
Ordinary shares issued (in Shares) | shares																							2,000,000
Repurchase ordinary shares (in Shares) | shares																																												47,035	47,035
Issued and outstanding ordinary shares percentage																	1.00%
Reserved shares (in Shares) | shares																	531,005
Additional outstanding shares percentage																	1.00%
Purchase price | $ / shares								$ 0.3			$ 0.3	$ 1											$ 3
Reverse Split description									thirty for one reverse stock split
Ordinary shares, value (in Yuan Renminbi) | ¥																																			¥ 7,120,478
Warrants to purchase (in Shares) | shares																										439,935
Exercise price of warrants | $ / shares																										$ 0.06
Ordinary shares, outstanding (in Shares) | shares	[1]																9,516,975		6,434,040		2,097,535												1,044,009
Ordinary Shares [Member] | Cashless warrant exercise [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																												$ 0.06
Ordinary shares issued (in Shares) | shares																												120,372	727,425
Ordinary Shares [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares								$ 0.003
Offered shares (in Shares) | shares								22,899,047
Exercise of pre-funded warrants (in Shares) | shares																			1,408,791
Exercise price of warrants | $ / shares																											0.001
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise price of warrants | $ / shares																										$ 0.001
Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares											$ 0.0001						$ 0.0001
Offered shares (in Shares) | shares											22,500,000						40,000,000
Ordinary shares issued (in Shares) | shares																	1,364,512																				336,001
Purchase price | $ / shares											$ 0.3						$ 1
Price per share | $ / shares																	2.5
Ordinary Shares [Member] | Public Warrants [Member]
Equity [Line Items]
Price per share | $ / shares																	90
Reverse Split [Member]
Equity [Line Items]
Warrants price per share | $ / shares																	$ 0.3
Asset Purchase Agreement [Member]
Equity [Line Items]
Number of units acquire (in Shares) | shares					220
Asset Purchase Agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Share issue to the director (in Shares) | shares					276,572		227,456
Subscription Agreements [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares			$ 0.06
Offered shares (in Shares) | shares			303,497
Acquisition Agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares		$ 0.06
Offered shares (in Shares) | shares		166,667
Reverse Split [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares									$ 0.003
Two Thousand Twenty Three Share Consolidation [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																																$ 0.06
Joint Venture [Member]
Equity [Line Items]
Termination cost (in Dollars) | $													$ 4,000
Joint Venture [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																														$ 0.06
Ordinary shares issued (in Shares) | shares																														520,000
Equity interests percentage																														5.23%					3.30%
Equity interests in Joint Venture [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																																		$ 0.003
Ordinary shares issued (in Shares) | shares																																			3,532,841
May 21, 2021 [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares												$ 0.0001
September 1, 2021 [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares											$ 0.0001
August 4, 2022 [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares								$ 0.0001
December 9, 2024 [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																											$ 0.06
Ordinary shares issued (in Shares) | shares																											880,000
Purchase price per share | $ / shares																											$ 8
Meten International [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																$ 0.01																													$ 0.01
Meten International [Member] | Ordinary Shares [Member]
Equity [Line Items]
Shares authorized (in Shares) | shares																38,000,000																												500,000,000	500,000,000
Ordinary shares par value | (per share)																$ 0.01																												$ 0.0001	$ 0.01
Authorized share capital | $																$ 380,000
Offered shares (in Shares) | shares																47,035
Ordinary shares issued (in Shares) | shares																																												318,601,222	318,601,222
Meten International [Member] | Merger agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares conversion (in Shares) | shares														318,601,222
Converted shares (in Shares) | shares														48,391,607
EdtechX [Member]
Equity [Line Items]
Invested amount (in Dollars) | $																	$ 20,000
Purchase of shares (in Shares) | shares																	2,000,000
EdtechX [Member] | Merger agreement [Member]
Equity [Line Items]
Converted shares (in Shares) | shares														1,971,505
Two Thousand Twenty Share Incentive Plan [Member] | Chief Marketing Officer [Member]
Equity [Line Items]
Issued shares under plan (in Shares) | shares																																							1,327,514
Share Incentive Plan [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																								$ 0.06	$ 0.06						$ 0.06
Ordinary shares issued (in Shares) | shares																								321,500	321,500						209,753
Investor [Member] | Securities Purchase Agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares										$ 0.0001
Share issue to the director (in Shares) | shares										33,333,334
Price per share | $ / shares										$ 0.6
Individual Investor [Member]
Equity [Line Items]
Share issue to the director (in Shares) | shares						200,000
Total gross proceeds (in Dollars) | $						$ 1,000,000
Individual Investor [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares						$ 0.06
Price per share | $ / shares						$ 5
Three Individual Investors [Member] | Subscription Agreements [Member] | Ordinary Shares [Member]
Equity [Line Items]
Share issue to the director (in Shares) | shares				303,497
Price per share | $ / shares				$ 3.342
Total gross proceeds (in Dollars) | $				$ 1,014,286
Purchase price per share | $ / shares				$ 0.06
Minimum [Member]
Equity [Line Items]
Exercise price of warrants | $ / shares																	$ 1.4
Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Shares authorized (in Shares) | shares																																				16,666,667
Ordinary shares par value | $ / shares																																				$ 0.003
Authorized share capital | $																																				$ 50,000
Ordinary shares issued (in Shares) | shares																			6,434,040
Ordinary shares, outstanding (in Shares) | shares																			6,434,040
Maximum [Member]
Equity [Line Items]
Exercise price of warrants | $ / shares																	$ 11.5
Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Shares authorized (in Shares) | shares																																				500,000,000
Authorized share capital | $																																				$ 1,500,000

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 14